Interest-Bearing Deposits - Stated Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Banking And Thrift [Abstract]
2020	$ 63,354
2021	40,334
2022	16,958
2023	5,983
2024	932
Total	$ 127,561